LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF LEASE LIABILITIES

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2023	2024
	S$	S$

At beginning of year	14,419	6,324
Addition in the year	-	34,740
Currency realignment	(653)	23
Interest charged (Note 20)	499	629
Payment made	(7,941)	(10,426)
At end of year	6,324	31,290

SCHEDULE OF CONSOLIDATED STATEMENT OF FINANCIAL POSITIONS
	2023	2024
	S$	S$

Current	6,324	8,262
Non-current	-	23,028
Total	6,324	31,290